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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05550

The Alger Portfolios
__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1. Schedule of Investments.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited)

COMMON STOCKS—96.7%	SHARES	VALUE
AEROSPACE & DEFENSE—0.4%
General Dynamics Corp.	11,235	$2,309,691
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
adidas AG	7,459	1,689,288
PVH Corp.	25,601	3,227,262
		4,916,550
APPLICATION SOFTWARE—3.8%
Adobe Systems, Inc. *	32,751	4,885,794
Autodesk, Inc. *	48,906	5,490,188
salesforce. com, Inc. *	116,353	10,869,697
		21,245,679
AUTO PARTS & EQUIPMENT—0.5%
Delphi Automotive PLC.	28,215	2,776,356
BIOTECHNOLOGY—5.5%
ACADIA Pharmaceuticals, Inc. *	39,117	1,473,537
BioMarin Pharmaceutical, Inc. *	31,235	2,907,042
Celgene Corp. *	84,411	12,308,812
Clovis Oncology, Inc. *	13,878	1,143,547
Exact Sciences Corp. *	34,189	1,610,986
Incyte Corp. *	15,149	1,768,494
Sarepta Therapeutics, Inc. *	40,613	1,842,206
Vertex Pharmaceuticals, Inc. *	48,484	7,371,507
		30,426,131
BREWERS—0.2%
Molson Coors Brewing Co. , Cl. B	16,008	1,306,893
BROADCASTING—1.4%
CBS Corp. , Cl. B	133,410	7,737,780
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC.	63,169	2,545,079
CABLE & SATELLITE—1.6%
Charter Communications, Inc. , Cl. A*	6,484	2,356,415
Comcast Corporation, Cl. A	176,451	6,789,835
		9,146,250
COMMUNICATIONS EQUIPMENT—0.3%
Palo Alto Networks, Inc. *	9,935	1,431,633
CONSTRUCTION MATERIALS—0.6%
Vulcan Materials Co.	29,431	3,519,948
CONSUMER ELECTRONICS—0.1%
Roku, Inc. *	13,818	366,730
CONSUMER FINANCE—0.2%
LendingClub Corp. *	212,081	1,291,573
DATA PROCESSING & OUTSOURCED SERVICES—3.8%
Visa, Inc. , Cl. A	204,173	21,487,167
DIVERSIFIED BANKS—0.3%
JPMorgan Chase & Co.	15,365	1,467,511
DIVERSIFIED CHEMICALS—0.5%
DowDuPont, Inc.	38,678	2,677,678
FINANCIAL EXCHANGES & DATA—2.0%
IntercontinentalExchange Group, Inc.	117,635	8,081,524

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—(CONT. )
S&P Global, Inc.	19,348	$3,024,286
		11,105,810
FOOTWEAR—0.1%
NIKE, Inc. , Cl. B	10,459	542,299
HEALTH CARE EQUIPMENT—2.3%
Boston Scientific Corp. *	157,656	4,598,826
Danaher Corp.	56,887	4,879,767
Medtronic PLC.	46,672	3,629,681
		13,108,274
HOME ENTERTAINMENT SOFTWARE—1.0%
Electronic Arts, Inc. *	45,500	5,371,730
HOME IMPROVEMENT RETAIL—1.6%
The Home Depot, Inc.	56,249	9,200,086
HOTELS RESORTS & CRUISE LINES—0.9%
Marriott International, Inc. , Cl. A	2,285	251,944
Norwegian Cruise Line Holdings Ltd. *	86,175	4,657,759
		4,909,703
HOUSEWARES & SPECIALTIES—0.7%
Newell Brands, Inc.	94,326	4,024,890
HYPERMARKETS & SUPER CENTERS—0.6%
Wal-Mart Stores, Inc.	43,935	3,433,081
INDUSTRIAL CONGLOMERATES—2.5%
Honeywell International, Inc.	99,527	14,106,957
INDUSTRIAL GASES—1.1%
Air Products & Chemicals, Inc.	40,329	6,098,551
INDUSTRIAL MACHINERY—1.2%
Stanley Black & Decker, Inc.	43,708	6,598,597
INTERNET & DIRECT MARKETING RETAIL—8.8%
Amazon. com, Inc. *	39,484	37,957,943
Expedia, Inc.	24,126	3,472,696
NetFlix, Inc. *	31,256	5,668,276
The Priceline Group, Inc. *	961	1,759,418
		48,858,333
INTERNET SOFTWARE & SERVICES—13.6%
Alibaba Group Holding Ltd. #*	94,352	16,295,534
Alphabet, Inc. , Cl. C*	29,507	28,300,459
Altaba, Inc. *	29,944	1,983,491
Facebook, Inc. , Cl. A*	169,462	28,955,972
Palantir Technologies, Inc. , Cl. A*,@	41,286	237,394
		75,772,850
INVESTMENT BANKING & BROKERAGE—0.9%
Morgan Stanley	105,005	5,058,091
IT CONSULTING & OTHER SERVICES—1.1%
Cognizant Technology Solutions Corp. , Cl. A	85,974	6,236,554
LEISURE FACILITIES—0.3%
Vail Resorts, Inc.	7,549	1,722,078
LIFE SCIENCES TOOLS & SERVICES—1.1%
Illumina, Inc. *	15,436	3,074,851

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—(CONT. )
Thermo Fisher Scientific, Inc.	14,900	$2,819,080
		5,893,931
MANAGED HEALTH CARE—4.5%
Aetna, Inc.	52,248	8,307,955
Humana, Inc.	9,699	2,362,967
UnitedHealth Group, Inc.	74,413	14,573,786
		25,244,708
MOVIES & ENTERTAINMENT—0.5%
Time Warner, Inc.	29,873	3,060,489
OIL & GAS EQUIPMENT & SERVICES—0.6%
Halliburton Company	67,276	3,096,714
OIL & GAS EXPLORATION & PRODUCTION—0.9%
Pioneer Natural Resources Co.	33,069	4,879,000
OTHER DIVERSIFIED FINANCIAL SERVICES—1.4%
Bank of America Corp.	299,849	7,598,174
PERSONAL PRODUCTS—0.5%
The Estee Lauder Companies, Inc. , Cl. A	25,002	2,696,216
PHARMACEUTICALS—0.7%
Allergan PLC.	11,038	2,262,238
Bristol-Myers Squibb Co.	27,406	1,746,859
		4,009,097
RAILROADS—0.5%
Union Pacific Corp.	24,787	2,874,548
RESTAURANTS—1.4%
McDonald's Corp.	49,914	7,820,525
SEMICONDUCTOR EQUIPMENT—1.2%
Applied Materials, Inc.	128,576	6,697,524
SEMICONDUCTORS—6.1%
Broadcom Ltd.	66,841	16,211,616
Cavium Networks, Inc. *	42,366	2,793,614
Microchip Technology, Inc.	99,862	8,965,611
Micron Technology, Inc. *	97,495	3,834,478
NVIDIA Corp.	12,584	2,249,642
		34,054,961
SOFT DRINKS—0.4%
PepsiCo, Inc.	21,374	2,381,705
SPECIALTY CHEMICALS—0.8%
The Sherwin-Williams Co.	12,338	4,417,498
SYSTEMS SOFTWARE—7.9%
Choicestream, Inc. *,@,(a)	23,166	–
Microsoft Corp.	467,775	34,844,560
Oracle Corp.	59,767	2,889,734
Red Hat, Inc. *	25,118	2,784,581
ServiceNow, Inc. *	30,171	3,545,998
		44,064,873
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.3%
Apple, Inc.	233,646	36,009,521

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
TECHNOLOGY HARDWARE STORAGE &
PERIPHERALS—(CONT. )
Western Digital Corp.	56,015	$4,839,696
		40,849,217
TOBACCO—0.7%
Philip Morris International, Inc.	37,704	4,185,521
TRADING COMPANIES & DISTRIBUTORS—0.3%
HD Supply Holdings, Inc. *	46,518	1,677,904
WIRELESS TELECOMMUNICATION SERVICES—0.6%
T-Mobile US, Inc. *	51,416	3,170,311
TOTAL COMMON STOCKS
(Cost $403,198,567)		539,473,449
PREFERRED STOCKS—0.4%	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc. , Cl. B*,@	168,373	968,145
Palantir Technologies, Inc. , Cl. D*,@	21,936	126,132
		1,094,277
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc. , Series DD*,@	20,889	1,253,340
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , Cl. A*,@,(a)	199,768	–
Choicestream, Inc. , Cl. B*,@,(a)	445,303	–
		–
TOTAL PREFERRED STOCKS
(Cost $2,360,207)		2,347,617
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 6/22/26@,(a)	87,152	–
(Cost $87,065)		–
MASTER LIMITED PARTNERSHIP—1.1%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
The Blackstone Group LP.	181,024	6,040,771
(Cost $5,424,997)		6,040,771
REAL ESTATE INVESTMENT TRUST—2.0%	SHARES	VALUE
SPECIALIZED—2.0%
Crown Castle International Corp.	36,358	3,635,073
Equinix, Inc.	16,861	7,525,064
		11,160,137
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $10,205,793)		11,160,137

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 11.00%, 8/05/18@,(a)	87,152	$–
(Cost $87)		–
Total Investments
(Cost $421,276,716)(b)	100.2%	559,021,974
Liabilities in Excess of Other Assets	(0.2)%	(1,210,677)
NET ASSETS	100.0%	$557,811,297

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $433,262,190, amounted to $125,759,784 which consisted of aggregate gross unrealized appreciation of $140,102,756 and aggregate gross unrealized depreciation of $14,342,972.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2017
Choicestream, Inc.	03/14/14	$6,718	0.00%	$0	0.00%
Choicestream, Inc. , 11.00%,
8/05/18	08/04/16	87	0.00%	0	0.00%
Choicestream, Inc. , 6/22/26	08/04/16	87,065	0.02%	0	0.00%
Choicestream, Inc. , Cl. A	12/17/13	159,751	0.03%	0	0.00%
Choicestream, Inc. , Cl. B	07/10/14	267,182	0.05%	0	0.00%
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	676,595	0.14%	1,253,340	0.22%
Palantir Technologies, Inc. , Cl. A	10/07/14	268,648	0.05%	237,394	0.04%
Palantir Technologies, Inc. , Cl. B	10/07/14	1,111,840	0.22%	968,145	0.18%
Palantir Technologies, Inc. , Cl. D	10/14/14	144,839	0.03%	126,132	0.02%
Total				$2,585,011	0.46%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited)

COMMON STOCKS—96.4%	SHARES	VALUE
AEROSPACE & DEFENSE—2.5%
General Dynamics Corp.	16,087	$3,307,165
HEICO Corp.	35,558	3,193,464
		6,500,629
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Hanesbrands, Inc.	54,556	1,344,260
APPLICATION SOFTWARE—6.3%
Adobe Systems, Inc. *	26,381	3,935,517
Blackbaud, Inc.	24,898	2,186,044
Guidewire Software, Inc. *	51,281	3,992,739
Paylocity Holding Corp. *	40,754	1,989,610
PTC, Inc. *	80,713	4,542,528
		16,646,438
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
WisdomTree Investments, Inc.	255,068	2,596,592
AUTOMOBILE MANUFACTURERS—2.3%
Tesla, Inc. *	11,445	3,903,890
Thor Industries, Inc.	17,943	2,259,203
		6,163,093
BIOTECHNOLOGY—8.2%
AbbVie, Inc.	15,169	1,347,917
Alexion Pharmaceuticals, Inc. *	14,083	1,975,704
Celgene Corp. *	21,523	3,138,484
Clovis Oncology, Inc. *	50,861	4,190,946
Exact Sciences Corp. *	28,298	1,333,402
Incyte Corp. *	23,748	2,772,342
Sarepta Therapeutics, Inc. *	55,866	2,534,082
Vertex Pharmaceuticals, Inc. *	29,602	4,500,688
		21,793,565
BUILDING PRODUCTS—0.6%
Fortune Brands Home & Security, Inc.	24,755	1,664,279
CASINOS & GAMING—1.0%
Wynn Resorts Ltd.	17,926	2,669,540
COMMUNICATIONS EQUIPMENT—0.9%
Lumentum Holdings, Inc. *	45,907	2,495,045
CONSTRUCTION MACHINERY & HEAVY TRUCKS—1.5%
WABCO Holdings, Inc. *	26,875	3,977,500
CONSUMER ELECTRONICS—0.1%
Roku, Inc. *	6,497	172,430
CONSUMER FINANCE—1.4%
LendingClub Corp. *	594,221	3,618,806
DATA PROCESSING & OUTSOURCED SERVICES—3.2%
PayPal Holdings, Inc. *	20,421	1,307,557
Visa, Inc. , Cl. A	68,147	7,171,790
		8,479,347
DIVERSIFIED CHEMICALS—0.5%
DowDuPont, Inc.	19,557	1,353,931
DIVERSIFIED SUPPORT SERVICES—0.6%
Cintas Corp.	10,706	1,544,662

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
ELECTRONIC COMPONENTS—0.8%
Universal Display Corp.	16,174	$2,084,020
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.5%
Trimble, Inc. *	33,056	1,297,448
FINANCIAL EXCHANGES & DATA—1.9%
IntercontinentalExchange Group, Inc.	35,545	2,441,942
MarketAxess Holdings, Inc.	14,463	2,668,568
		5,110,510
GENERAL MERCHANDISE STORES—0.8%
Dollar Tree, Inc. *	23,197	2,013,963
HEALTH CARE EQUIPMENT—5.7%
ABIOMED, Inc. *	21,710	3,660,306
Danaher Corp.	63,031	5,406,799
Insulet Corp. *	22,417	1,234,728
Intuitive Surgical, Inc. *	4,479	4,684,497
		14,986,330
HEALTH CARE SUPPLIES—1.5%
Align Technology, Inc. *	21,870	4,073,725
HEALTH CARE TECHNOLOGY—3.8%
Medidata Solutions, Inc. *	69,894	5,455,926
Veeva Systems, Inc. , Cl. A*	80,434	4,537,282
		9,993,208
HOME ENTERTAINMENT SOFTWARE—2.9%
Electronic Arts, Inc. *	43,780	5,168,667
Take-Two Interactive Software, Inc. *	25,869	2,644,588
		7,813,255
HOME FURNISHINGS—0.5%
Mohawk Industries, Inc. *	5,066	1,253,886
INDUSTRIAL CONGLOMERATES—1.0%
Roper Technologies, Inc.	11,307	2,752,124
INDUSTRIAL MACHINERY—1.0%
Stanley Black & Decker, Inc.	17,972	2,713,233
INTERNET & DIRECT MARKETING RETAIL—7.6%
Amazon. com, Inc. *	11,293	10,856,525
Expedia, Inc.	14,674	2,112,176
NetFlix, Inc. *	19,109	3,465,417
The Priceline Group, Inc. *	2,091	3,828,245
		20,262,363
INTERNET SOFTWARE & SERVICES—9.9%
Alphabet, Inc. , Cl. C*	9,193	8,817,098
Altaba, Inc. *	50,162	3,322,731
Envestnet, Inc. *	26,708	1,362,108
Facebook, Inc. , Cl. A*	73,476	12,554,844
Palantir Technologies, Inc. , Cl. A*,@	25,072	144,164
		26,200,945
LIFE SCIENCES TOOLS & SERVICES—2.3%
Bio-Techne Corp.	33,097	4,001,096
Illumina, Inc. *	10,037	1,999,371
		6,000,467

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
MANAGED HEALTH CARE—1.6%
HealthEquity, Inc. *	43,408	$2,195,576
UnitedHealth Group, Inc.	9,915	1,941,853
		4,137,429
MOVIES & ENTERTAINMENT—0.5%
Live Nation Entertainment, Inc. *	30,660	1,335,243
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Parsley Energy, Inc. , Cl. A*	50,185	1,321,873
OTHER DIVERSIFIED FINANCIAL SERVICES—0.2%
Bank of America Corp.	26,036	659,752
PERSONAL PRODUCTS—0.3%
The Estee Lauder Companies, Inc. , Cl. A	7,175	773,752
PHARMACEUTICALS—0.2%
Zoetis, Inc.	10,249	653,476
RESTAURANTS—1.5%
McDonald's Corp.	16,673	2,612,326
Shake Shack, Inc. , Cl. A*	42,231	1,403,336
		4,015,662
SEMICONDUCTOR EQUIPMENT—1.2%
Applied Materials, Inc.	63,082	3,285,941
SEMICONDUCTORS—1.2%
Skyworks Solutions, Inc.	32,100	3,270,990
SPECIALIZED CONSUMER SERVICES—0.5%
ServiceMaster Global Holdings, Inc. *	27,881	1,302,879
SPECIALTY CHEMICALS—1.1%
The Sherwin-Williams Co.	7,769	2,781,613
SYSTEMS SOFTWARE—7.9%
Choicestream, Inc. *,@,(a)	15,490	–
Microsoft Corp.	104,397	7,776,533
Proofpoint, Inc. *	51,155	4,461,739
Red Hat, Inc. *	35,212	3,903,602
ServiceNow, Inc. *	40,122	4,715,539
		20,857,413
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.4%
Apple, Inc.	126,669	19,522,226
Western Digital Corp.	30,555	2,639,952
		22,162,178
TOBACCO—0.5%
Philip Morris International, Inc.	11,640	1,292,156
TOTAL COMMON STOCKS
(Cost $224,071,112)		255,425,951
PREFERRED STOCKS—0.6%	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc. , Cl. B*,@	102,250	587,938
Palantir Technologies, Inc. , Cl. D*,@	13,322	76,601
		664,539
PHARMACEUTICALS—0.3%
Intarcia Therapeutics, Inc. , Series DD*,@	13,642	818,520

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

PREFERRED STOCKS—(CONT. )	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , Cl. A*,@,(a)	133,576	$–
Choicestream, Inc. , Cl. B*,@,(a)	284,863	–
		–
TOTAL PREFERRED STOCKS
(Cost $1,482,764)		1,483,059
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 6/22/26@,(a)	39,603	–
(Cost $39,564)		–
MASTER LIMITED PARTNERSHIP—0.5%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
The Blackstone Group LP.	41,193	1,374,610
(Cost $1,225,219)		1,374,610
REAL ESTATE INVESTMENT TRUST—1.5%	SHARES	VALUE
SPECIALIZED—1.5%
Crown Castle International Corp.	16,278	1,627,475
Equinix, Inc.	5,518	2,462,683
		4,090,158
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $4,022,961)		4,090,158
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 11.00%, 8/05/18@,(a)	39,603	–
(Cost $40)		–
Total Investments
(Cost $230,841,660)(b)	99.0%	262,373,778
Other Assets in Excess of Liabilities	1.0%	2,635,124
NET ASSETS	100.0%	$265,008,902

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $236,364,512, amounted to $26,009,266 which consisted of aggregate gross unrealized appreciation of $33,078,278 and aggregate gross unrealized depreciation of $7,069,012.
* Non-income producing security.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2017
Choicestream, Inc.	03/14/14	$4,492	0.00%	$0	0.00%
Choicestream, Inc. , 11.00%,
8/05/18	08/04/16	40	0.00%	0	0.00%
Choicestream, Inc. , 6/22/26	08/04/16	39,564	0.02%	0	0.00%
Choicestream, Inc. , Cl. A	12/17/13	106,818	0.03%	0	0.00%
Choicestream, Inc. , Cl. B	07/10/14	170,918	0.05%	0	0.00%
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	441,864	0.14%	818,520	0.31%
Palantir Technologies, Inc. , Cl. A	10/07/14	163,143	0.05%	144,164	0.06%
Palantir Technologies, Inc. , Cl. B	10/07/14	675,201	0.22%	587,938	0.22%
Palantir Technologies, Inc. , Cl. D	10/14/14	87,963	0.03%	76,601	0.03%
Total				$1,627,223	0.62%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited)

COMMON STOCKS—90.1%	SHARES	VALUE
AEROSPACE & DEFENSE—0.7%
HEICO Corp.	10,689	$959,979
AIR FREIGHT & LOGISTICS—0.3%
XPO Logistics, Inc. *	5,878	398,411
APPAREL ACCESSORIES & LUXURY GOODS—1.6%
Hanesbrands, Inc.	18,847	464,390
PVH Corp.	13,580	1,711,895
		2,176,285
APPAREL RETAIL—1.6%
Burlington Stores, Inc. *	11,659	1,112,968
Ross Stores, Inc.	16,381	1,057,721
		2,170,689
APPLICATION SOFTWARE—3.2%
Autodesk, Inc. *	18,094	2,031,232
Paylocity Holding Corp. *	14,178	692,170
Splunk, Inc. *	14,190	942,642
Workday, Inc. , Cl. A*	6,332	667,330
		4,333,374
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
WisdomTree Investments, Inc.	128,098	1,304,038
AUTO PARTS & EQUIPMENT—0.9%
Delphi Automotive PLC.	13,202	1,299,077
AUTOMOTIVE RETAIL—0.3%
O'Reilly Automotive, Inc. *	1,822	392,404
BIOTECHNOLOGY—7.4%
Alexion Pharmaceuticals, Inc. *	4,666	654,593
BioMarin Pharmaceutical, Inc. *	10,728	998,455
Bluebird Bio, Inc. *	9,565	1,313,753
Clovis Oncology, Inc. *	17,124	1,411,017
Exact Sciences Corp. *	22,584	1,064,158
Incyte Corp. *	5,885	687,015
Sarepta Therapeutics, Inc. *	20,686	938,317
Spark Therapeutics, Inc. *	3,955	352,628
TESARO, Inc. *	9,470	1,222,577
Vertex Pharmaceuticals, Inc. *	9,893	1,504,132
		10,146,645
BROADCASTING—0.7%
CBS Corp. , Cl. B	17,267	1,001,486
BUILDING PRODUCTS—2.3%
Fortune Brands Home & Security, Inc.	24,831	1,669,388
Johnson Controls International PLC.	16,823	677,799
Lennox International, Inc.	4,781	855,655
		3,202,842
CASINOS & GAMING—0.8%
Wynn Resorts Ltd.	7,206	1,073,117
COMMUNICATIONS EQUIPMENT—2.4%
Lumentum Holdings, Inc. *	27,589	1,499,462
Palo Alto Networks, Inc. *	12,358	1,780,788
		3,280,250

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
CONSTRUCTION MACHINERY & HEAVY TRUCKS—1.0%
WABCO Holdings, Inc. *	8,854	$1,310,392
CONSTRUCTION MATERIALS—1.1%
Vulcan Materials Co.	12,705	1,519,518
CONSUMER ELECTRONICS—0.1%
Roku, Inc. *	3,376	89,599
CONSUMER FINANCE—0.3%
LendingClub Corp. *	67,677	412,153
DATA PROCESSING & OUTSOURCED SERVICES—3.6%
Fiserv, Inc. *	17,982	2,318,959
FleetCor Technologies, Inc. *	3,620	560,267
Total System Services, Inc.	17,425	1,141,338
WNS Holdings Ltd. #*	25,259	921,953
		4,942,517
DIVERSIFIED SUPPORT SERVICES—0.3%
Cintas Corp.	2,990	431,397
ELECTRICAL COMPONENTS & EQUIPMENT—1.5%
AMETEK, Inc.	9,422	622,229
Rockwell Automation, Inc.	7,870	1,402,513
		2,024,742
ELECTRONIC COMPONENTS—0.7%
Universal Display Corp.	7,351	947,176
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
Cognex Corp.	3,837	423,145
Trimble, Inc. *	34,533	1,355,420
		1,778,565
FERTILIZERS & AGRICULTURAL CHEMICALS—0.7%
FMC Corporation	11,360	1,014,562
FINANCIAL EXCHANGES & DATA—3.2%
IntercontinentalExchange Group, Inc.	24,546	1,686,310
MarketAxess Holdings, Inc.	7,446	1,373,862
S&P Global, Inc.	8,211	1,283,461
		4,343,633
GENERAL MERCHANDISE STORES—1.1%
Dollar Tree, Inc. *	17,430	1,513,273
HEALTH CARE EQUIPMENT—4.9%
ABIOMED, Inc. *	11,223	1,892,198
Edwards Lifesciences Corp. *	3,598	393,297
IDEXX Laboratories, Inc. *	10,493	1,631,557
Insulet Corp. *	28,573	1,573,801
Intuitive Surgical, Inc. *	532	556,408
Masimo Corp. *	7,741	670,061
		6,717,322
HEALTH CARE SUPPLIES—1.1%
Align Technology, Inc. *	8,110	1,510,650
HEALTH CARE TECHNOLOGY—1.7%
Agilent Technologies, Inc.	14,411	925,186
Cotiviti Holdings, Inc. *	11,486	413,266

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
HEALTH CARE TECHNOLOGY—(CONT. )
Medidata Solutions, Inc. *	13,174	$1,028,363
		2,366,815
HOME ENTERTAINMENT SOFTWARE—1.1%
Electronic Arts, Inc. *	12,774	1,508,098
HOME FURNISHINGS—0.8%
Mohawk Industries, Inc. *	4,324	1,070,233
HOTELS RESORTS & CRUISE LINES—2.1%
Extended Stay America, Inc.	84,117	1,682,340
Norwegian Cruise Line Holdings Ltd. *	22,576	1,220,233
		2,902,573
HOUSEHOLD PRODUCTS—0.9%
Church & Dwight Co. , Inc.	25,370	1,229,176
HOUSEWARES & SPECIALTIES—0.6%
Newell Brands, Inc.	19,679	839,703
INDUSTRIAL CONGLOMERATES—1.4%
Roper Technologies, Inc.	8,025	1,953,285
INDUSTRIAL GASES—1.0%
Air Products & Chemicals, Inc.	9,265	1,401,053
INDUSTRIAL MACHINERY—2.8%
Fortive Corp.	18,686	1,322,782
Stanley Black & Decker, Inc.	11,154	1,683,919
Welbilt, Inc. *	34,955	805,713
		3,812,414
INTERNET & DIRECT MARKETING RETAIL—1.5%
Despegar. com Corp. *	12,553	401,696
Expedia, Inc.	11,714	1,686,113
		2,087,809
INTERNET SOFTWARE & SERVICES—1.7%
LogMeIn, Inc.	11,874	1,306,733
Match Group, Inc. *	42,720	990,677
Palantir Technologies, Inc. , Cl. A*,@	12,572	72,289
		2,369,699
IT CONSULTING & OTHER SERVICES—2.4%
DXC Technology Co.	11,106	953,783
EPAM Systems, Inc. *	15,286	1,344,098
Gartner, Inc. *	7,749	964,053
		3,261,934
LEISURE FACILITIES—1.0%
Vail Resorts, Inc.	6,150	1,402,938
LIFE SCIENCES TOOLS & SERVICES—2.0%
Illumina, Inc. *	9,085	1,809,732
Mettler-Toledo International, Inc. *	1,450	907,932
		2,717,664
MANAGED HEALTH CARE—0.8%
WellCare Health Plans, Inc. *	6,434	1,104,975
METAL & GLASS CONTAINERS—1.0%
Ball Corp.	32,933	1,360,133

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—1.2%
Encana Corp.	80,199	$944,744
Pioneer Natural Resources Co.	4,308	635,603
		1,580,347
PACKAGED FOODS & MEATS—0.9%
McCormick & Co. , Inc.	5,671	582,071
Pinnacle Foods, Inc.	11,097	634,416
		1,216,487
PAPER PACKAGING—0.9%
International Paper Co.	22,183	1,260,438
PHARMACEUTICALS—1.7%
Aerie Pharmaceuticals, Inc. *	22,342	1,085,821
GW Pharmaceuticals PLC. #*	2,216	224,902
Zoetis, Inc.	16,697	1,064,601
		2,375,324
PROPERTY & CASUALTY INSURANCE—1.1%
The Progressive Corp.	30,282	1,466,254
RAILROADS—0.5%
Kansas City Southern	6,216	675,555
REGIONAL BANKS—1.8%
Citizens Financial Group, Inc.	17,854	676,131
Regions Financial Corp.	112,912	1,719,650
		2,395,781
RESEARCH & CONSULTING SERVICES—0.5%
FTI Consulting, Inc. *	19,680	698,246
RESTAURANTS—0.5%
Dunkin' Brands Group, Inc.	12,568	667,109
SEMICONDUCTOR EQUIPMENT—2.0%
Lam Research Corp.	14,825	2,743,218
SEMICONDUCTORS—5.4%
Broadcom Ltd.	9,008	2,184,800
Cavium Networks, Inc. *	30,850	2,034,249
Microchip Technology, Inc.	20,979	1,883,495
Skyworks Solutions, Inc.	12,134	1,236,455
		7,338,999
SPECIALIZED CONSUMER SERVICES—0.4%
ServiceMaster Global Holdings, Inc. *	12,937	604,546
SPECIALTY STORES—0.2%
Ulta Beauty, Inc. *	1,304	294,782
SYSTEMS SOFTWARE—3.7%
Choicestream, Inc. *,@,(a)	7,853	–
Proofpoint, Inc. *	14,975	1,306,120
Red Hat, Inc. *	18,205	2,018,206
ServiceNow, Inc. *	14,985	1,761,187
		5,085,513
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.1%
Western Digital Corp.	17,257	1,491,005
TRADING COMPANIES & DISTRIBUTORS—0.8%
United Rentals, Inc. *	8,142	1,129,621

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
TRUCKING—0.5%
Old Dominion Freight Line, Inc.	5,627	$619,589
TOTAL COMMON STOCKS
(Cost $104,399,150)		123,325,412
PREFERRED STOCKS—1.0%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc. , Series D*,@,(a)	170,419	649,296
INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc. , Cl. B*,@	51,276	294,837
Palantir Technologies, Inc. , Cl. D*,@	6,681	38,416
		333,253
PHARMACEUTICALS—0.3%
Intarcia Therapeutics, Inc. , Series DD*,@	7,214	432,840
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , Cl. A*,@,(a)	67,720	–
Choicestream, Inc. , Cl. B*,@,(a)	148,200	–
		–
TOTAL PREFERRED STOCKS
(Cost $1,526,332)		1,415,389
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 6/22/26@,(a)	19,629	–
(Cost $19,610)		–
RIGHTS—0.7%	SHARES	VALUE
BIOTECHNOLOGY—0.7%
Tolero Pharmaceuticals, Inc. , CDR*,@,(a)	425,098	924,206
(Cost $227,341)		924,206
REAL ESTATE INVESTMENT TRUST—2.3%	SHARES	VALUE
HEALTH CARE—0.4%
Omega Healthcare Investors, Inc.	17,304	552,171
SPECIALIZED—1.9%
CyrusOne, Inc.	20,055	1,181,841
SBA Communications Corp. , Cl. A*	9,916	1,428,400
		2,610,241
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $3,027,840)		3,162,412
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 11.00%, 8/05/18@,(a)	19,629	–
(Cost $20)		–

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	244,501	$277,704
(Cost $244,501)		277,704
Total Investments
(Cost $109,444,794)(b)	94.3%	129,105,123
Other Assets in Excess of Liabilities	5.7%	7,735,371
NET ASSETS	100.0%	$136,840,494

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $109,346,780, amounted to $19,758,343 which consisted of aggregate gross unrealized appreciation of $21,431,746 and aggregate gross unrealized depreciation of $1,673,403.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2017
Choicestream, Inc.	03/14/14	$2,278	0.00%	$0	0.00%
Choicestream, Inc. , 11.00%,
8/05/18	08/04/16	20	0.00%	0	0.00%
Choicestream, Inc. , 6/22/26	08/04/16	19,610	0.02%	0	0.00%
Choicestream, Inc. , Cl. A	12/17/13	54,154	0.03%	0	0.00%
Choicestream, Inc. , Cl. B	07/10/14	88,920	0.05%	0	0.00%
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	233,661	0.15%	432,840	0.32%
JS Kred SPV I, LLC.	06/26/15	244,501	0.15%	277,704	0.20%
Palantir Technologies, Inc. , Cl. A	10/07/14	81,806	0.05%	72,289	0.05%
Palantir Technologies, Inc. , Cl. B	10/07/14	338,598	0.22%	294,837	0.21%
Palantir Technologies, Inc. , Cl. D	10/14/14	44,113	0.03%	38,416	0.03%
Prosetta Biosciences, Inc. , Series
D	02/06/15	766,886	0.50%	649,296	0.48%
Tolero Pharmaceuticals, Inc. ,
CDR	01/11/17	227,341	0.02%	924,206	0.68%
Total				$2,689,588	1.97%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER SMID CAP FOCUS PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited)

COMMON STOCKS—93.7%	SHARES	VALUE
AEROSPACE & DEFENSE—2.7%
HEICO Corp.	1,478	$132,739
AIR FREIGHT & LOGISTICS—3.5%
XPO Logistics, Inc. *	2,549	172,771
APPAREL ACCESSORIES & LUXURY GOODS—1.8%
Canada Goose Holdings, Inc. *	4,381	90,030
APPAREL RETAIL—0.5%
Francesca's Holdings Corp. *	3,101	22,823
APPLICATION SOFTWARE—14.6%
Ebix, Inc.	2,598	169,520
Everbridge, Inc. *	4,416	116,671
Globant SA*	1,507	60,385
HubSpot, Inc. *	1,006	84,554
Paylocity Holding Corp. *	3,449	168,380
RealPage, Inc. *	446	17,795
Ultimate Software Group, Inc. *	488	92,525
		709,830
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Financial Engines, Inc.	169	5,873
Virtus Investment Partners, Inc.	258	29,941
		35,814
BIOTECHNOLOGY—8.8%
ACADIA Pharmaceuticals, Inc. *	2,586	97,415
Portola Pharmaceuticals, Inc. *	3,045	164,521
Puma Biotechnology, Inc. *	797	95,441
Ultragenyx Pharmaceutical, Inc. *	1,355	72,167
		429,544
CONSUMER ELECTRONICS—0.9%
GoPro, Inc. *	3,863	42,532
EDUCATION SERVICES—3.4%
Chegg, Inc. *	11,065	164,205
ELECTRONIC MANUFACTURING SERVICES—2.4%
IPG Photonics Corp. *	631	116,773
GENERAL MERCHANDISE STORES—1.9%
Ollie's Bargain Outlet Holdings, Inc. *	2,003	92,939
HEALTH CARE DISTRIBUTORS—0.0%
PetIQ, Inc. *	42	1,137
HEALTH CARE EQUIPMENT—3.4%
Insulet Corp. *	2,973	163,753
HEALTH CARE FACILITIES—1.4%
US Physical Therapy, Inc.	1,094	67,226
HEALTH CARE SERVICES—1.1%
Diplomat Pharmacy, Inc. *	2,647	54,819
HEALTH CARE TECHNOLOGY—1.8%
Cotiviti Holdings, Inc. *	2,488	89,518
HUMAN RESOURCE & EMPLOYMENT SERVICES—3.0%
WageWorks, Inc. *	2,368	143,738
INDUSTRIAL MACHINERY—4.2%
Middleby Corp. *	1,451	185,975

THE ALGER PORTFOLIOS | ALGER SMID CAP FOCUS PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
INDUSTRIAL MACHINERY—(CONT. )
Proto Labs, Inc. *	202	$16,220
		202,195
INTERNET & DIRECT MARKETING RETAIL—4.2%
Wayfair, Inc. , Cl. A*	3,064	206,514
INTERNET SOFTWARE & SERVICES—11.3%
2U, Inc. *	918	51,445
GTT Communications, Inc. *	4,157	131,569
Palantir Technologies, Inc. , Cl. A*,@	3,818	21,954
Shutterstock, Inc. *	20	666
SPS Commerce, Inc. *	138	7,826
Stamps. com, Inc. *	914	185,222
The Trade Desk, Inc. , Cl. A*	2,440	150,084
		548,766
IT CONSULTING & OTHER SERVICES—2.0%
EPAM Systems, Inc. *	1,130	99,361
LEISURE FACILITIES—1.8%
Planet Fitness, Inc. , Cl. A	3,329	89,816
PHARMACEUTICALS—0.5%
Aerie Pharmaceuticals, Inc. *	523	25,418
REAL ESTATE SERVICES—4.6%
FirstService Corp.	3,382	222,569
REGIONAL BANKS—3.2%
Independent Bank Group, Inc.	796	47,999
Signature Bank*	834	106,785
		154,784
RESTAURANTS—0.5%
Chuy's Holdings, Inc. *	1,262	26,565
SEMICONDUCTORS—1.6%
Impinj, Inc. *	413	17,185
MACOM Technology Solutions Holdings, Inc. *	1,374	61,294
		78,479
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.5%
Electronics For Imaging, Inc. *	2,846	121,467
Stratasys Ltd. *	56	1,295
		122,762
THRIFTS & MORTGAGE FINANCE—2.7%
BofI Holding, Inc. *	4,608	131,190
TRADING COMPANIES & DISTRIBUTORS—2.7%
H&E Equipment Services, Inc.	1,226	35,799
SiteOne Landscape Supply, Inc. *	1,635	94,994
		130,793
TOTAL COMMON STOCKS
(Cost $3,829,892)		4,569,403
PREFERRED STOCKS—2.9%	SHARES	VALUE
BIOTECHNOLOGY—0.8%
Prosetta Biosciences, Inc. , Series D*,@,(a)	10,615	40,443
INTERNET SOFTWARE & SERVICES—2.1%
Palantir Technologies, Inc. , Cl. B*,@	15,569	89,522

THE ALGER PORTFOLIOS | ALGER SMID CAP FOCUS PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

PREFERRED STOCKS—(CONT. )	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—(CONT. )
Palantir Technologies, Inc. , Cl. D*,@	2,028	$11,661
		101,183
TOTAL PREFERRED STOCKS
(Cost $163,967)		141,626
RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Dyax Corp. *,@	335	951
(Cost $0)		951
Total Investments
(Cost $3,993,859)(b)	96.6%	4,711,980
Other Assets in Excess of Liabilities	3.4%	164,014
NET ASSETS	100.0%	$4,875,994

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,060,543, amounted to $651,437 which consisted of aggregate gross unrealized appreciation of $857,914 and aggregate gross unrealized depreciation of $206,477.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2017
Dyax Corp.	06/26/15	$0	0.00%	$951	0.02%
Palantir Technologies, Inc. , Cl. A	10/07/14	24,844	0.05%	21,954	0.45%
Palantir Technologies, Inc. , Cl. B	10/07/14	102,809	0.22%	89,522	1.84%
Palantir Technologies, Inc. , Cl. D	10/14/14	13,390	0.03%	11,661	0.24%
Prosetta Biosciences, Inc. , Series
D	02/06/15	47,768	0.03%	40,443	0.83%
Total				$164,531	3.38%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited)

COMMON STOCKS—96.5%	SHARES	VALUE
AEROSPACE & DEFENSE—1.5%
Hexcel Corp.	52,356	$3,006,282
APPAREL RETAIL—0.7%
Burlington Stores, Inc. *	15,866	1,514,568
APPLICATION SOFTWARE—13.1%
ACI Worldwide, Inc. *	147,511	3,360,301
Blackbaud, Inc.	59,217	5,199,253
Ellie Mae, Inc. *	18,861	1,549,054
Everbridge, Inc. *	39,433	1,041,820
Guidewire Software, Inc. *	39,565	3,080,531
HubSpot, Inc. *	30,560	2,568,568
Manhattan Associates, Inc. *	61,809	2,569,400
Paycom Software, Inc. *	21,644	1,622,434
Tyler Technologies, Inc. *	32,608	5,684,226
		26,675,587
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
WisdomTree Investments, Inc.	390,484	3,975,127
BIOTECHNOLOGY—5.3%
ACADIA Pharmaceuticals, Inc. *	58,977	2,221,664
Bluebird Bio, Inc. *	6,141	843,466
Clovis Oncology, Inc. *	13,288	1,094,931
Halozyme Therapeutics, Inc. *	72,261	1,255,174
Incyte Corp. *	8,828	1,030,581
Ironwood Pharmaceuticals, Inc. *	43,928	692,745
Sarepta Therapeutics, Inc. *	19,832	899,579
TESARO, Inc. *	13,393	1,729,036
Ultragenyx Pharmaceutical, Inc. *	19,762	1,052,524
		10,819,700
BREWERS—0.5%
Craft Brew Alliance, Inc. *	61,402	1,077,605
BUILDING PRODUCTS—1.5%
Masonite International Corp. *	44,558	3,083,414
COMMUNICATIONS EQUIPMENT—1.2%
NetScout Systems, Inc. *	74,821	2,420,459
CONSUMER FINANCE—1.9%
LendingClub Corp. *	653,973	3,982,696
ELECTRONIC COMPONENTS—1.7%
Dolby Laboratories Inc. , Cl. A	22,349	1,285,514
Universal Display Corp.	17,201	2,216,349
		3,501,863
ELECTRONIC EQUIPMENT & INSTRUMENTS—5.7%
Cognex Corp.	81,328	8,968,852
FLIR Systems, Inc.	66,285	2,579,149
		11,548,001
FINANCIAL EXCHANGES & DATA—0.5%
MarketAxess Holdings, Inc.	6,092	1,124,035
HEALTH CARE EQUIPMENT—11.1%
Abaxis, Inc.	65,647	2,931,138
ABIOMED, Inc. *	29,032	4,894,795

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
HEALTH CARE EQUIPMENT—(CONT. )
Cantel Medical Corp.	69,480	$6,542,932
Cardiovascular Systems, Inc. *	40,637	1,143,932
DexCom, Inc. *	24,770	1,211,872
Inogen, Inc. *	34,503	3,281,235
Insulet Corp. *	49,512	2,727,121
		22,733,025
HEALTH CARE SUPPLIES—7.4%
Meridian Bioscience, Inc.	92,298	1,319,861
Neogen Corp. *	83,238	6,447,615
Quidel Corp. *	167,189	7,332,910
		15,100,386
HEALTH CARE TECHNOLOGY—9.2%
Medidata Solutions, Inc. *	101,324	7,909,352
Quality Systems, Inc. *	120,462	1,894,867
Veeva Systems, Inc. , Cl. A*	84,517	4,767,604
Vocera Communications, Inc. *	133,673	4,193,322
		18,765,145
HOME ENTERTAINMENT SOFTWARE—2.9%
Take-Two Interactive Software, Inc. *	57,274	5,855,121
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.1%
WageWorks, Inc. *	69,521	4,219,925
INDUSTRIAL MACHINERY—3.0%
DMC Global, Inc.	43,236	730,688
Sun Hydraulics Corp.	98,783	5,334,282
		6,064,970
INTERNET & DIRECT MARKETING RETAIL—0.3%
Despegar. com Corp. *	18,372	587,904
INTERNET SOFTWARE & SERVICES—4.7%
Cornerstone OnDemand, Inc. *	54,592	2,216,981
NIC, Inc.	74,723	1,281,500
Q2 Holdings, Inc. *	52,886	2,202,702
Shopify, Inc. , Cl. A*	21,957	2,557,771
SPS Commerce, Inc. *	23,462	1,330,530
		9,589,484
IT CONSULTING & OTHER SERVICES—1.2%
InterXion Holding NV*	47,910	2,440,056
LEISURE FACILITIES—0.9%
Planet Fitness, Inc. , Cl. A	71,346	1,924,915
LIFE SCIENCES TOOLS & SERVICES—3.6%
Bio-Techne Corp.	41,714	5,042,805
PRA Health Sciences, Inc. *	29,205	2,224,545
		7,267,350
MANAGED HEALTH CARE—0.9%
HealthEquity, Inc. *	34,897	1,765,090
MOVIES & ENTERTAINMENT—1.8%
Lions Gate Entertainment Corp. , Cl. A*	38,603	1,291,270
Lions Gate Entertainment Corp. , Cl. B*	38,603	1,227,189

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
MOVIES & ENTERTAINMENT—(CONT. )
Live Nation Entertainment, Inc. *	28,783	$1,253,500
		3,771,959
OIL & GAS EQUIPMENT & SERVICES—0.8%
RPC, Inc.	62,006	1,537,129
OIL & GAS EXPLORATION & PRODUCTION—0.3%
Parsley Energy, Inc. , Cl. A*	26,617	701,092
PERSONAL PRODUCTS—0.7%
elf Beauty, Inc. *	61,917	1,396,228
PHARMACEUTICALS—1.1%
Aerie Pharmaceuticals, Inc. *	46,155	2,243,133
RESTAURANTS—1.8%
Shake Shack, Inc. , Cl. A*	57,621	1,914,746
Wingstop, Inc.	54,847	1,823,663
		3,738,409
SEMICONDUCTORS—2.4%
Cavium Networks, Inc. *	30,366	2,002,334
Microsemi Corp. *	55,020	2,832,430
		4,834,764
SPECIALTY CHEMICALS—2.1%
Balchem Corp.	46,409	3,772,588
Flotek Industries, Inc. *	94,791	440,778
		4,213,366
SPECIALTY STORES—0.5%
Five Below, Inc. *	17,016	933,838
SYSTEMS SOFTWARE—2.2%
Proofpoint, Inc. *	51,326	4,476,654
TOTAL COMMON STOCKS
(Cost $138,838,632)		196,889,280
PREFERRED STOCKS—0.8%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc. , Series D*,@,(a)	75,383	287,209
PHARMACEUTICALS—0.7%
Intarcia Therapeutics, Inc. , Series DD*,@	22,595	1,355,700
TOTAL PREFERRED STOCKS
(Cost $1,071,076)		1,642,909
RIGHTS—0.3%	SHARES	VALUE
BIOTECHNOLOGY—0.3%
Dyax Corp. *,@	13,100	37,204
Neuralstem, Inc. , 1/8/2019*,@	10,243	–
Tolero Pharmaceuticals, Inc. , CDR*,@,(a)	287,830	625,771
		662,975
TOTAL RIGHTS
(Cost $155,594)		662,975
REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
SPECIALIZED—1.0%
CyrusOne, Inc.	32,832	1,934,790
(Cost $1,103,524)		1,934,790

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	427,047	$485,040
(Cost $427,047)		485,040
Total Investments
(Cost $141,595,873)(b)	98.8%	201,614,994
Other Assets in Excess of Liabilities	1.2%	2,487,002
NET ASSETS	100.0%	$204,101,996

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $143,056,176, amounted to $58,558,818 which consisted of aggregate gross unrealized appreciation of $64,584,612 and aggregate gross unrealized depreciation of $6,025,794.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2017
Dyax Corp.	08/14/15	$0	0.00%	$21,868	0.01%
Dyax Corp.	05/01/15	0	0.00%	15,336	0.01%
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	731,852	0.15%	1,355,700	0.66%
JS Kred SPV I, LLC.	06/26/15	427,047	0.15%	485,040	0.24%
Neuralstem, Inc.	01/03/14	0	0.00%	0	0.00%
Prosetta Biosciences, Inc. , Series
D	02/06/15	339,224	0.10%	287,209	0.14%
Tolero Pharmaceuticals, Inc. ,
CDR	10/31/14	155,594	0.04%	625,771	0.30%
Total				$2,790,924	1.36%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited)

COMMON STOCKS—93.6%	SHARES	VALUE
AEROSPACE & DEFENSE—3.5%
General Dynamics Corp.	2,471	$507,988
The Boeing Co.	3,258	828,216
		1,336,204
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc. , Cl. B	1,483	178,093
AIRPORT SERVICES—0.5%
Macquarie Infrastructure Corp.	2,741	197,845
APPAREL RETAIL—0.7%
The Gap, Inc.	8,665	255,877
ASSET MANAGEMENT & CUSTODY BANKS—1.7%
BlackRock, Inc.	1,411	630,844
AUTO PARTS & EQUIPMENT—0.7%
Delphi Automotive PLC.	2,872	282,605
BIOTECHNOLOGY—2.0%
AbbVie, Inc.	2,945	261,693
Amgen, Inc.	1,356	252,826
Gilead Sciences, Inc.	3,179	257,562
		772,081
BREWERS—0.6%
Molson Coors Brewing Co. , Cl. B	2,535	206,957
BUILDING PRODUCTS—1.1%
Johnson Controls International PLC.	10,228	412,086
CABLE & SATELLITE—2.2%
Comcast Corporation, Cl. A	21,713	835,516
COMMUNICATIONS EQUIPMENT—1.2%
Cisco Systems, Inc.	13,808	464,363
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	3,731	201,362
CONSUMER FINANCE—0.6%
Discover Financial Services	3,219	207,561
DIVERSIFIED BANKS—4.9%
JPMorgan Chase & Co.	13,978	1,335,039
Wells Fargo & Co.	9,427	519,899
		1,854,938
DIVERSIFIED CHEMICALS—1.0%
DowDuPont, Inc.	5,523	382,357
DRUG RETAIL—1.6%
CVS Caremark Corp.	5,215	424,084
Walgreens Boots Alliance, Inc.	2,132	164,633
		588,717
ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Eaton Corp. , PLC.	3,392	260,472
FINANCIAL EXCHANGES & DATA—1.6%
CME Group, Inc.	4,583	621,821
HEALTH CARE EQUIPMENT—0.5%
Medtronic PLC.	2,295	178,482
HOME IMPROVEMENT RETAIL—2.2%
The Home Depot, Inc.	4,971	813,057

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—1.6%
Extended Stay America, Inc.	12,723	$254,460
Royal Caribbean Cruises Ltd.	2,859	338,906
		593,366
HOUSEHOLD PRODUCTS—1.5%
The Procter & Gamble Co.	6,169	561,256
HYPERMARKETS & SUPER CENTERS—0.8%
Wal-Mart Stores, Inc.	3,925	306,699
INDUSTRIAL CONGLOMERATES—3.8%
General Electric Co.	22,551	545,283
Honeywell International, Inc.	6,347	899,624
		1,444,907
INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	1,553	234,845
INTEGRATED OIL & GAS—3.4%
Exxon Mobil Corp.	10,682	875,710
TOTAL SA#	7,849	420,079
		1,295,789
INTEGRATED TELECOMMUNICATION SERVICES—3.0%
AT&T, Inc.	10,514	411,834
Verizon Communications, Inc.	14,882	736,510
		1,148,344
INTERNET & DIRECT MARKETING RETAIL—0.6%
Amazon. com, Inc. *	216	207,652
INTERNET SOFTWARE & SERVICES—5.1%
Alphabet, Inc. , Cl. A*	678	660,182
Alphabet, Inc. , Cl. C*	675	647,399
Facebook, Inc. , Cl. A*	3,682	629,144
		1,936,725
INVESTMENT BANKING & BROKERAGE—2.2%
Morgan Stanley	17,635	849,478
LEISURE FACILITIES—0.5%
Six Flags Entertainment Corp.	3,370	205,368
LEISURE PRODUCTS—0.6%
Coach, Inc.	5,378	216,626
MANAGED HEALTH CARE—3.1%
Aetna, Inc.	3,795	603,443
UnitedHealth Group, Inc.	2,956	578,933
		1,182,376
MOVIES & ENTERTAINMENT—0.8%
Time Warner, Inc.	2,769	283,684
MULTI-LINE INSURANCE—0.8%
Hartford Financial Services Group, Inc.	5,523	306,140
MULTI-UTILITIES—0.8%
Sempra Energy	2,735	312,146
OIL & GAS EQUIPMENT & SERVICES—0.8%
Halliburton Company	6,539	300,990
OIL & GAS EXPLORATION & PRODUCTION—0.8%
ConocoPhillips	6,060	303,303

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
OTHER DIVERSIFIED FINANCIAL SERVICES—1.5%
Bank of America Corp.	23,011	$583,099
PACKAGED FOODS & MEATS—0.6%
The Kraft Heinz Co.	2,859	221,715
PHARMACEUTICALS—8.6%
Bristol-Myers Squibb Co.	9,608	612,414
Eli Lilly & Co.	6,940	593,648
GlaxoSmithKline PLC. #	7,213	292,848
Johnson & Johnson	6,599	857,936
Pfizer, Inc.	20,222	721,925
Roche Holding AG#	5,765	184,480
		3,263,251
RAILROADS—0.7%
CSX Corp.	4,685	254,208
RESTAURANTS—2.4%
Darden Restaurants, Inc.	2,762	217,590
Dunkin' Brands Group, Inc.	3,463	183,816
McDonald's Corp.	3,307	518,141
		919,547
SEMICONDUCTOR EQUIPMENT—1.2%
Kla-Tencor Corp.	4,424	468,944
SEMICONDUCTORS—4.3%
Broadcom Ltd.	3,594	871,689
Intel Corp.	14,147	538,718
QUALCOMM, Inc.	4,167	216,017
		1,626,424
SOFT DRINKS—2.8%
PepsiCo, Inc.	6,678	744,130
The Coca-Cola Co.	6,811	306,563
		1,050,693
SYSTEMS SOFTWARE—4.5%
Choicestream, Inc. *,@,(a)	1,723	–
Microsoft Corp.	22,697	1,690,699
		1,690,699
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.7%
Apple, Inc.	11,140	1,716,897
Western Digital Corp.	5,191	448,502
		2,165,399
TOBACCO—2.2%
Altria Group, Inc.	12,866	815,962
TOTAL COMMON STOCKS
(Cost $21,670,870)		35,430,873
CONVERTIBLE PREFERRED STOCKS—0.5%	SHARES	VALUE
PHARMACEUTICALS—0.5%
Allergan PLC. , 5.50%, 3/1/2018*	260	191,833
(Cost $260,000)		191,833

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

PREFERRED STOCKS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , Cl. A*,@,(a)	14,862	$–
Choicestream, Inc. , Cl. B*,@,(a)	31,697	–
		–
TOTAL PREFERRED STOCKS
(Cost $30,903)		–
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 6/22/26@,(a)	5,597	–
(Cost $5,591)		–
MASTER LIMITED PARTNERSHIP—2.0%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
The Blackstone Group LP.	17,102	570,694
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP.	5,766	166,176
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $568,777)		736,870
REAL ESTATE INVESTMENT TRUST—3.1%	SHARES	VALUE
HEALTH CARE—0.7%
Welltower, Inc.	3,779	265,588
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc. , Cl. A(b)	7,752	240,467
SPECIALIZED—1.8%
Crown Castle International Corp.	3,827	382,624
Lamar Advertising Co. , Cl. A	4,215	288,854
		671,478
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $972,068)		1,177,533
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 11.00%, 8/05/18@,(a)	5,597	–
(Cost $6)		–
Total Investments
(Cost $23,508,215)(c)	99.2%	37,537,109
Other Assets in Excess of Liabilities	0.8%	308,124
NET ASSETS	100.0%	$37,845,233

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) All or a portion of the security is on loan.
(c) At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $23,418,009, amounted to $14,119,100 which consisted of aggregate gross unrealized appreciation of $14,576,108 and aggregate gross unrealized depreciation of $457,008.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2017
Choicestream, Inc.	03/14/14	$500	0.00%	$0	0.00%
Choicestream, Inc. , 11.00%,
8/05/18	08/04/16	6	0.00%	0	0.00%
Choicestream, Inc. , 6/22/26	08/04/16	5,591	0.02%	0	0.00%
Choicestream, Inc. , Cl. A	12/17/13	11,885	0.05%	0	0.00%
Choicestream, Inc. , Cl. B	07/10/14	19,018	0.31%	0	0.00%
Total				$0	0.00%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited)

COMMON STOCKS—69.4%	SHARES	VALUE
AEROSPACE & DEFENSE—2.6%
General Dynamics Corp.	3,471	$713,568
The Boeing Co.	4,464	1,134,794
		1,848,362
AIR FREIGHT & LOGISTICS—0.3%
United Parcel Service, Inc. , Cl. B	2,003	240,540
AIRPORT SERVICES—0.4%
Macquarie Infrastructure Corp.	3,659	264,107
APPAREL RETAIL—0.5%
The Gap, Inc.	11,927	352,204
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
BlackRock, Inc.	1,896	847,683
AUTO PARTS & EQUIPMENT—0.6%
Delphi Automotive PLC.	4,026	396,158
BIOTECHNOLOGY—1.5%
AbbVie, Inc.	4,101	364,415
Amgen, Inc.	1,858	346,424
Gilead Sciences, Inc.	4,355	352,842
		1,063,681
BREWERS—0.4%
Molson Coors Brewing Co. , Cl. B	3,546	289,495
BUILDING PRODUCTS—0.8%
Johnson Controls International PLC.	13,831	557,251
CABLE & SATELLITE—1.6%
Comcast Corporation, Cl. A	29,952	1,152,553
COMMUNICATIONS EQUIPMENT—1.0%
Cisco Systems, Inc.	19,680	661,838
CONSUMER ELECTRONICS—0.4%
Garmin Ltd.	5,015	270,660
CONSUMER FINANCE—0.4%
Discover Financial Services	4,304	277,522
DIVERSIFIED BANKS—3.6%
JPMorgan Chase & Co.	19,233	1,836,944
Wells Fargo & Co.	12,917	712,372
		2,549,316
DIVERSIFIED CHEMICALS—0.8%
DowDuPont, Inc.	7,805	540,340
DRUG RETAIL—1.1%
CVS Caremark Corp.	7,143	580,869
Walgreens Boots Alliance, Inc.	2,849	220,000
		800,869
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Eaton Corp. , PLC.	4,469	343,175
FINANCIAL EXCHANGES & DATA—1.2%
CME Group, Inc.	6,189	839,724
HEALTH CARE EQUIPMENT—0.4%
Medtronic PLC.	3,187	247,853
HOME IMPROVEMENT RETAIL—1.6%
The Home Depot, Inc.	6,799	1,112,044

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—1.1%
Extended Stay America, Inc.	17,602	$352,040
Royal Caribbean Cruises Ltd.	3,778	447,844
		799,884
HOUSEHOLD PRODUCTS—1.1%
The Procter & Gamble Co.	8,625	784,702
HYPERMARKETS & SUPER CENTERS—0.6%
Wal-Mart Stores, Inc.	5,252	410,391
INDUSTRIAL CONGLOMERATES—2.8%
General Electric Co.	31,460	760,703
Honeywell International, Inc.	8,694	1,232,287
		1,992,990
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	2,076	313,933
INTEGRATED OIL & GAS—2.5%
Exxon Mobil Corp.	14,637	1,199,941
TOTAL SA#	10,601	567,366
		1,767,307
INTEGRATED TELECOMMUNICATION SERVICES—2.2%
AT&T, Inc.	14,135	553,668
Verizon Communications, Inc.	20,275	1,003,410
		1,557,078
INTERNET & DIRECT MARKETING RETAIL—0.4%
Amazon. com, Inc. *	295	283,598
INTERNET SOFTWARE & SERVICES—3.8%
Alphabet, Inc. , Cl. A*	912	888,032
Alphabet, Inc. , Cl. C*	926	888,136
Facebook, Inc. , Cl. A*	5,070	866,311
		2,642,479
INVESTMENT BANKING & BROKERAGE—1.7%
Morgan Stanley	24,358	1,173,325
LEISURE FACILITIES—0.4%
Six Flags Entertainment Corp.	4,588	279,593
LEISURE PRODUCTS—0.5%
Coach, Inc.	7,755	312,371
MANAGED HEALTH CARE—2.3%
Aetna, Inc.	5,199	826,693
UnitedHealth Group, Inc.	4,133	809,448
		1,636,141
MOVIES & ENTERTAINMENT—0.6%
Time Warner, Inc.	3,882	397,711
MULTI-LINE INSURANCE—0.6%
Hartford Financial Services Group, Inc.	7,656	424,372
MULTI-UTILITIES—0.6%
Sempra Energy	3,791	432,667
OIL & GAS EQUIPMENT & SERVICES—0.6%
Halliburton Company	8,875	408,516
OIL & GAS EXPLORATION & PRODUCTION—0.6%
ConocoPhillips	8,213	411,061

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
OTHER DIVERSIFIED FINANCIAL SERVICES—1.1%
Bank of America Corp.	31,417	$796,107
PACKAGED FOODS & MEATS—0.4%
The Kraft Heinz Co.	3,920	303,996
PHARMACEUTICALS—6.4%
Bristol-Myers Squibb Co.	13,238	843,790
Eli Lilly & Co.	9,549	816,822
GlaxoSmithKline PLC. #	10,123	410,994
Johnson & Johnson	9,042	1,175,550
Pfizer, Inc.	27,707	989,140
Roche Holding AG#	7,605	243,360
		4,479,656
RAILROADS—0.5%
CSX Corp.	6,567	356,325
RESTAURANTS—1.8%
Darden Restaurants, Inc.	3,788	298,418
Dunkin' Brands Group, Inc.	5,008	265,825
McDonald's Corp.	4,532	710,074
		1,274,317
SEMICONDUCTOR EQUIPMENT—0.9%
Kla-Tencor Corp.	6,195	656,670
SEMICONDUCTORS—3.2%
Broadcom Ltd.	4,941	1,198,390
Intel Corp.	19,568	745,149
QUALCOMM, Inc.	5,822	301,813
		2,245,352
SOFT DRINKS—2.1%
PepsiCo, Inc.	9,141	1,018,582
The Coca-Cola Co.	9,517	428,360
		1,446,942
SYSTEMS SOFTWARE—3.4%
Microsoft Corp.	31,506	2,346,882
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.2%
Apple, Inc.	15,194	2,341,699
Western Digital Corp.	7,160	618,624
		2,960,323
TOBACCO—1.6%
Altria Group, Inc.	17,571	1,114,353
TOTAL COMMON STOCKS
(Cost $31,468,097)		48,664,417
CONVERTIBLE PREFERRED STOCKS—0.4%	SHARES	VALUE
PHARMACEUTICALS—0.4%
Allergan PLC. , 5.50%, 3/1/2018	367	270,780
(Cost $367,000)		270,780
MASTER LIMITED PARTNERSHIP—1.4%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
The Blackstone Group LP.	22,736	758,700

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

MASTER LIMITED PARTNERSHIP—(CONT. )	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Cheniere Energy Partners LP.	7,456	$214,882
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $754,449)		973,582
REAL ESTATE INVESTMENT TRUST—2.3%	SHARES	VALUE
HEALTH CARE—0.5%
Welltower, Inc.	5,221	366,932
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc. , Cl. A	10,231	317,366
SPECIALIZED—1.3%
Crown Castle International Corp.	5,289	528,794
Lamar Advertising Co. , Cl. A	5,698	390,484
		919,278
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,381,470)		1,603,576
	PRINCIPAL
CORPORATE BONDS—26.1%	AMOUNT	VALUE
AGRICULTURAL & FARM MACHINERY—2.5%
John Deere Capital Corp. , 2.75%, 3/15/2022	1,750,000	1,781,360
DIVERSIFIED BANKS—3.0%
JPMorgan Chase & Co. , 4.35%, 8/15/2021	1,000,000	1,071,959
Wells Fargo & Co. , 3.30%, 9/9/2024	1,000,000	1,017,408
		2,089,367
INDUSTRIAL CONGLOMERATES—3.1%
General Electric Co. , 6.00%, 8/7/2019	2,000,000	2,154,483
INTEGRATED OIL & GAS—1.5%
Total Capital SA, 4.45%, 6/24/2020	1,000,000	1,068,161
INTEGRATED TELECOMMUNICATION SERVICES—2.1%
Verizon Communications, Inc. , 5.15%, 9/15/2023	1,300,000	1,459,144
INVESTMENT BANKING & BROKERAGE—2.6%
The Goldman Sachs Group, Inc. , 3.75%, 2/25/2026	1,800,000	1,845,933
PACKAGED FOODS & MEATS—2.9%
Campbell Soup Co. , 2.50%, 8/2/2022	2,000,000	2,004,988
SEMICONDUCTORS—2.3%
Altera Corp. , 4.10%, 11/15/2023	1,500,000	1,617,236
SYSTEMS SOFTWARE—1.4%
Microsoft Corp. , 1.85%, 2/12/2020	1,000,000	1,004,882
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.7%
Apple, Inc. , 1.80%, 5/11/2020	1,200,000	1,200,997
HP, Inc. , 4.38%, 9/15/2021	2,000,000	2,126,322
		3,327,319
TOTAL CORPORATE BONDS
(Cost $18,075,822)		18,352,873
Total Investments
(Cost $52,046,838)(a)	99.6%	69,865,228
Other Assets in Excess of Liabilities	0.4%	263,844
NET ASSETS	100.0%	$70,129,072

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2017 (Unaudited) (Continued)

# American Depositary Receipts.
(a) At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $51,902,963, amounted to $17,962,265 which consisted of aggregate gross unrealized appreciation of $18,395,406 and aggregate gross unrealized depreciation of $433,141.
* Non-income producing security.

See Notes to Financial Statements

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Portfolios (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Fund qualifies as an investment company as defined in the Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Fund operates as a series company currently issuing seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger
Mid Cap Growth Portfolio, Alger SMid Cap Focus Portfolio (formerly Alger SMid Cap
Growth Portfolio), Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio,
and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”).
Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap
Growth Portfolio, Alger SMid Cap Focus Portfolio and Alger Small Cap Growth Portfolio
invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger
Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap
Growth Portfolio offer Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger SMid Cap Focus Portfolio, Alger Small Cap Growth Portfolio,
Alger Growth & Income Portfolio, and Alger Balanced Portfolio offer only Class I-2 shares.

Alger SMid Cap Portfolio changed its name to Alger SMid Cap Focus Portfolio effective
August 30, 2017.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Portfolio values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of
Trustees (“Board”). Investments of the Portfolio are valued on each day the New York
Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m.
Eastern time).
Investments in money market funds and short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

The industry classifications of the Portfolios investments, as presented in the accompanying
Schedule of Investments, represent management’s belief as to the most meaningful presentation of the classification of such investments. For Portfolios compliance purposes, the Portfolios industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, with the primary source being Global Industry Classification Standard (GICS).

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the
Portfolios’ is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios own assumptions based on the best information

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolios’ own assump-
tions in determining the fair value of investments)
The Portfolios’ valuation techniques are generally consistent with either the market or income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indices. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board and comprised of representatives of the Fund’s investment advisor.
The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Portfolios pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Portfolios will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits.
(c) Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(d) Foreign Currency Transactions: The books and records of the Portfolios are maintained in
U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.
The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statement of
Operations.

(e) Option Contracts: When the Portfolios writes an option, an amount equal to the premium received by the Portfolios is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolios on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolios has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolios. The Portfolios as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
The Portfolios may also purchase put and call options. Each Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk of loss associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(f) Lending of Fund Securities: The Portfolios may lend its securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

of the Portfolios’ total assets, as defined in its prospectuses. The Portfolios earns fees on the securities loaned, which are included in interest income in the accompanying Statement of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash or securities that are maintained with the Custodian in an amount equal to at least 102 percent of the current market value of U.S. loaned securities or 105 percent for non-U.S.
loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios. Any required additional collateral is delivered to the Custodian and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolios may take the collateral to replace the securities. If the value of the collateral is less than the purchase cost of replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Portfolios is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.
Cash collateral may be invested as determined by the Portfolios. Collateral is returned to the borrower upon settlement of the loan. The Portfolios’ segregated collateral is classified as a
Level 2 investment as of September 30, 2017.
(g) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolio on the ex-dividend date.
Alger Growth & Income Portfolio declares and pays dividends from net investment income quarterly. The dividends from net investment income of the other Portfolios are declared and paid annually.

With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends from net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the
Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences.
Reclassifications result primarily from the difference in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at year end and have no impact on the net asset value of the Portfolios and are designed to present the Portfolio’s capital accounts on a tax basis.

(h) Federal Income Taxes: It is the Portfolios’ policy to comply with the requirements of the
Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolio maintains such compliance, no federal income tax provision is required.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Financial Accounting Standards Board Accounting Standards Codification 740 – Income
Taxes requires the Portfolios to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Portfolios files income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Portfolio’s tax returns remains open for the tax years 2013-2016. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(i) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of the Portfolios. Expenses directly attributable to the Portfolios are charged to the
Portfolios’ operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Portfolio are allocated among the Portfolios’ classes based on relative net assets, with the exception of distribution fees and transfer agency fees.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. All such estimates are of normal recurring nature.
NOTE 3 — Fair Value Measurements:
The major categories of securities and their respective fair value inputs are detailed in each
Portfolio’s Schedule of Investments. Based upon the nature, characteristics, and risks associated with their investments as of September 30, 2017, the Portfolios have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$105,082,069	$103,392,781	$1,689,288	—
Consumer Staples	14,003,416	14,003,416	—	—
Energy	7,975,714	7,975,714	—	—
Financials	26,521,159	26,521,159	—	—
Health Care	78,682,141	78,682,141	—	—
Industrials	30,112,776	30,112,776	—	—
Information Technology	257,212,188	256,974,794	—	237,394
Materials	16,713,675	16,713,675	—	—
Telecommunication Services	3,170,311	3,170,311	—	—
TOTAL COMMON STOCKS	$539,473,449	$537,546,767	$1,689,288	$237,394

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
CORPORATE BONDS
Information Technology	—	—	—	—
MASTER LIMITED PARTNERSHIP
Financials	6,040,771	6,040,771	—	—
PREFERRED STOCKS
Health Care	1,253,340	—	—	1,253,340
Information Technology	1,094,277	—	—	1,094,277
TOTAL PREFERRED STOCKS	$2,347,617	—	—	$2,347,617
REAL ESTATE INVESTMENT TRUST
Real Estate	11,160,137	11,160,137	—	—
WARRANTS
Information Technology	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$559,021,974	$554,747,675	$1,689,288	$2,585,011

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Large Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$40,533,319	$40,533,319	—	—
Consumer Staples	2,065,908	2,065,908	—	—
Energy	1,321,873	1,321,873	—	—
Financials	11,985,660	11,985,660	—	—
Health Care	61,638,200	61,638,200	—	—
Industrials	19,152,427	19,152,427	—	—
Information Technology	114,593,020	114,448,856	—	144,164
Materials	4,135,544	4,135,544	—	—
TOTAL COMMON STOCKS	$255,425,951	$255,281,787	—	$144,164
CORPORATE BONDS
Information Technology	—	—	—	—
MASTER LIMITED PARTNERSHIP
Financials	1,374,610	1,374,610	—	—
PREFERRED STOCKS
Health Care	818,520	—	—	818,520
Information Technology	664,539	—	—	664,539
TOTAL PREFERRED STOCKS	$1,483,059	—	—	$1,483,059
REAL ESTATE INVESTMENT TRUST
Real Estate	4,090,158	4,090,158	—	—
WARRANTS
Information Technology	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$262,373,778	$260,746,555	—	$1,627,223

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$19,585,623	$19,585,623	—	—
Consumer Staples	2,445,663	2,445,663	—	—
Energy	1,580,347	1,580,347	—	—
Financials	9,921,859	9,921,859	—	—
Health Care	26,939,395	26,939,395	—	—
Industrials	17,216,473	17,216,473	—	—
Information Technology	39,080,348	39,008,059	—	72,289
Materials	6,555,704	6,555,704	—	—
TOTAL COMMON STOCKS	$123,325,412	$123,253,123	—	$72,289
CORPORATE BONDS
Information Technology	—	—	—	—
PREFERRED STOCKS
Health Care	1,082,136	—	—	1,082,136
Information Technology	333,253	—	—	333,253
TOTAL PREFERRED STOCKS	$1,415,389	—	—	$1,415,389
REAL ESTATE INVESTMENT TRUST
Real Estate	3,162,412	3,162,412	—	—
RIGHTS
Health Care	924,206	—	—	924,206
SPECIAL PURPOSE VEHICLE
Financials	277,704	—	—	277,704
WARRANTS
Information Technology	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$129,105,123	$126,415,535	—	$2,689,588

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger SMid Cap Focus Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$735,424	$735,424	—	—
Financials	321,788	321,788	—	—
Health Care	831,415	831,415	—	—
Industrials	782,236	782,236	—	—
Information Technology	1,675,971	1,654,017	—	21,954
Real Estate	222,569	222,569	—	—
TOTAL COMMON STOCKS	$4,569,403	$4,547,449	—	$21,954
PREFERRED STOCKS
Health Care	40,443	—	—	40,443
Information Technology	101,183	—	—	101,183
TOTAL PREFERRED STOCKS	$141,626	—	—	$141,626
RIGHTS
Health Care	951	—	—	951
TOTAL INVESTMENTS IN
SECURITIES	$4,711,980	$4,547,449	—	$164,531

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$12,471,593	$12,471,593	—	—
Consumer Staples	2,473,833	2,473,833	—	—
Energy	2,238,221	2,238,221	—	—
Financials	9,081,858	9,081,858	—	—
Health Care	78,693,829	78,693,829	—	—
Industrials	16,374,591	16,374,591	—	—
Information Technology	71,341,989	71,341,989	—	—
Materials	4,213,366	4,213,366	—	—
TOTAL COMMON STOCKS	$196,889,280	$196,889,280	—	—
PREFERRED STOCKS
Health Care	1,642,909	—	—	1,642,909
REAL ESTATE INVESTMENT TRUST
Real Estate	1,934,790	1,934,790	—	—
RIGHTS
Health Care	662,975	—	—	662,975
SPECIAL PURPOSE VEHICLE
Financials	485,040	—	—	485,040
TOTAL INVESTMENTS IN
SECURITIES	$201,614,994	$198,824,070	—	$2,790,924

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$4,814,660	$4,814,660	—	—
Consumer Staples	3,751,999	3,751,999	—	—
Energy	1,900,082	1,900,082	—	—
Financials	5,053,881	5,053,881	—	—
Health Care	5,396,190	5,396,190	—	—
Industrials	4,083,815	4,083,815	—	—
Information Technology	8,352,554	8,352,554	—	—
Materials	617,202	617,202	—	—
Telecommunication Services	1,148,344	1,148,344	—	—
Utilities	312,146	312,146	—	—
TOTAL COMMON STOCKS	$35,430,873	$35,430,873	—	—
CONVERTIBLE PREFERRED STOCKS
Health Care	191,833	191,833	—	—
CORPORATE BONDS
Information Technology	—	—	—	—
MASTER LIMITED PARTNERSHIP
Energy	166,176	166,176	—	—
Financials	570,694	570,694	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$736,870	$736,870	—	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Information Technology	—	—	—	—
REAL ESTATE INVESTMENT TRUST
Financials	240,467	240,467	—	—
Real Estate	937,066	937,066	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$1,177,533	$1,177,533	—	—
WARRANTS
Information Technology	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$37,537,109	$37,537,109	—	—

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$6,631,093	$6,631,093	—	—
Consumer Staples	5,150,748	5,150,748	—	—
Energy	2,586,884	2,586,884	—	—
Financials	6,908,049	6,908,049	—	—
Health Care	7,427,331	7,427,331	—	—
Industrials	5,602,750	5,602,750	—	—
Information Technology	11,513,544	11,513,544	—	—
Materials	854,273	854,273	—	—
Telecommunication Services	1,557,078	1,557,078	—	—
Utilities	432,667	432,667	—	—
TOTAL COMMON STOCKS	$48,664,417	$48,664,417	—	—
CONVERTIBLE PREFERRED STOCKS
Health Care	270,780	270,780	—	—
CORPORATE BONDS
Consumer Staples	2,004,988	—	2,004,988	—
Energy	1,068,161	—	1,068,161	—
Financials	3,935,300	—	3,935,300	—
Industrials	3,935,843	—	3,935,843	—
Information Technology	5,949,437	—	5,949,437	—
Telecommunication Services	1,459,144	—	1,459,144	—
TOTAL CORPORATE BONDS	$18,352,873	—	$18,352,873	—
MASTER LIMITED PARTNERSHIP
Energy	214,882	214,882	—	—
Financials	758,700	758,700	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$973,582	$973,582	—	—
REAL ESTATE INVESTMENT TRUST
Financials	317,366	317,366	—	—
Real Estate	1,286,210	1,286,210	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$1,603,576	$1,603,576	—	—
TOTAL INVESTMENTS IN
SECURITIES	$69,865,228	$51,512,355	$18,352,873	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Common Stocks
Opening balance at January 1, 2017	$251,019
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(13,625)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	237,394
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$(13,625)

Alger Capital Appreciation Portfolio	Corporate Bonds
Opening balance at January 1, 2017	$87,152
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(87,152)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$(87,152)

Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2017	$2,606,720
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(259,103)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	2,347,617
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$(259,103)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Warrants
Opening balance at January 1, 2017	$85,409
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(85,409)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$(85,409)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2017	$152,438
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(8,274)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	144,164
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$(8,274)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Corporate Bonds
Opening balance at January 1, 2017	$39,603
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(39,603)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$(39,603)

Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2017	$1,645,885
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(162,826)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	1,483,059
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$(162,826)

Alger Large Cap Growth Portfolio	Warrants
Opening balance at January 1, 2017	$38,811
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(38,811)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$(38,811)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2017	$76,438
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(4,149)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	72,289
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$(4,149)

Alger Mid Cap Growth Portfolio	Corporate Bonds
Opening balance at January 1, 2017	$19,629
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(19,629)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$(19,629)

Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2017	$4,689,373
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	2,371,772
Included in net unrealized gain (loss) on investments	(2,503,335)
Purchases and sales
Purchases	–
Sales	(3,142,421)
Closing balance at September 30, 2017	1,415,389
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$(131,563)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2017	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	696,865
Purchases and sales
Purchases	227,341
Sales	–
Closing balance at September 30, 2017	924,206
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$696,865

Special Purpose
Alger Mid Cap Growth Portfolio	Vehicle
Opening balance at January 1, 2017	$266,359
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	11,345
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	277,704
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$11,345

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Warrants
Opening balance at January 1, 2017	$19,237
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(19,237)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$(19,237)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Focus Portfolio	Common Stocks
Opening balance at January 1, 2017	$23,213
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(1,259)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	21,954
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$(1,259)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Focus Portfolio	Preferred Stocks
Opening balance at January 1, 2017	$332,079
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	74,541
Included in net unrealized gain (loss) on investments	(82,594)
Purchases and sales
Purchases	–
Sales	(182,400)
Closing balance at September 30, 2017	141,626
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$(8,053)

Alger SMid Cap Focus Portfolio	Rights
Opening balance at January 1, 2017	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	951
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	951
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$951

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2017	$3,772,304
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	1,600,267
Included in net unrealized gain (loss) on investments	(1,601,957)
Purchases and sales
Purchases	–
Sales	(2,127,705)
Closing balance at September 30, 2017	1,642,909
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$(1,690)

Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2017	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	507,381
Purchases and sales
Purchases	155,594
Sales	–
Closing balance at September 30, 2017	662,975
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$507,381

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Special Purpose
Alger Small Cap Growth Portfolio	Vehicle
Opening balance at January 1, 2017	$465,225
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	19,815
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	485,040
FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$19,815

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Portfolio	Common Stocks
Opening balance at January 1, 2017	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Portfolio	Corporate Bonds
Opening balance at January 1, 2017	$5,597
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(5,597)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$(5,597)

Alger Growth & Income Portfolio	Preferred Stocks
Opening balance at January 1, 2017	$18,701
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(18,701)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$(18,701)

Alger Growth & Income Portfolio	Warrants
Opening balance at January 1, 2017	$5,485
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(5,485)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 09/30/2017	$(5,485)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of September 30, 2017. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	Fair Value
	September 30,	Valuation	Unobservable		Weighted
	2017	Methodology	Input	Input/ Range	Average
Alger Capital Appreciation Portfolio
Common Stocks	$237,394	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	20%
			Scenario Probability	10-50%	N/A
			Time to Exit	0.6-2.6 Years	N/A
Preferred Stocks	1,253,340	Market	Scenario Probability	80 to 100%	N/A
		Approach
			Time to Exit	2.0 Years	N/A
			Volatility	88.3%	N/A
Preferred Stocks	1,094,277	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	20%
			Scenario Probability	10-50%	N/A
			Time to Exit	0.6-2.6 Years	N/A
Warrants	0	Income	Discount Rate	40%	N/A
		Approach
Corporate Bonds	0	Income	Discount Rate	40%	N/A
		Approach

Alger Large Cap Growth Portfolio
Common Stocks	$144,164	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	20%
			Scenario Probability	10-50%	N/A
			Time to Exit	0.6-2.6 Years	N/A
Preferred Stocks	664,539	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	20%
			Scenario Probability	10-50%	N/A
			Time to Exit	0.6-2.6 Years	N/A
Preferred Stocks	818,520	Market	Scenario Probability	80 to 100%	N/A
Approach
			Time to Exit	2.0 Years	N/A

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

			Volatility	88.3%	N/A
Corporate Bonds	0	Income	Discount Rate	40%	N/A
		Approach
Warrants	0	Income	Discount Rate	40%	N/A
		Approach

Alger Mid Cap Growth Portfolio
Common Stocks	$72,289	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	20.81%
			Scenario Probability	10-50%	N/A
			Time to Exit	0.6-2.6 Years	N/A
Preferred Stocks	333,253	Market	Scenario Probability	80 to 100%	N/A
		Approach
			Time to Exit	2.0 Years	N/A
			Volatility	88.30%	N/A
Preferred Stocks	1,082,136	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20.0-40.5%	30.85%
			Scenario Probability	10-80%	N/A
			Time to Exit	0.6-2.6 Years	N/A
Corporate Bonds	0	Income	Discount Rate	40%	N/A
		Approach
Warrants	0	Income	Discount Rate	40%	N/A
		Approach
Special Purpose Vehicle	277,704	Market	Revenue Multiple	3.0x-4.2x	N/A
		Approach
Rights	924,206	Income	Discount Rate	20.0-21.5%	N/A
		Approach

Alger SMid Cap Focus Portfolio
Common Stocks	21,954	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20%	N/A
			Scenario Probability	10-50%	N/A
			Time to Exit	0.6-2.6 Years	N/A
Preferred Stocks	141,626	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20.0-40.5%	24.63%
			Scenario Probability	10-50%	N/A
			Time to Exit	0.6-2.6 Years	N/A

Alger Small Cap Growth Portfolio
Preferred Stocks	1,355,700	Market	Scenario Probability	80 to 100%	N/A
		Approach
			Time to Exit	2.0 Years	N/A
			Volatility	88.30%
Preferred Stocks	287,209	Income	Discount Rate	21.5-40.5%	23.65%
		Approach	Scenario Probability	10-80%	N/A

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Special Purpose Vehicle	485,040	Market	Revenue Multiple	3.0x-4.2x	N/A
Approach
Rights	662,975	Income	Discount Rate	20.0-21.5%	N/A
Approach

Alger Growth & Income Portfolio
Common Stocks	$0	Income	Discount Rate	40%	N/A
Approach
Preferred Stocks	0	Income	Discount Rate	40%	N/A
Approach
Corporate Bonds	0	Income	Discount Rate	40%	N/A
Approach
Warrants	0	Income	Discount Rate	40%	N/A
Approach

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue, earnings before interest, taxes, depreciation and amortization
(“EBITDA”) multiples, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On September 30, 2017, there were no transfers of securities between Level 1 and Level 2.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of September 30, 2017, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Portfolio	$2,893,302	—	$2,893,302	—
Alger Large Cap Growth Portfolio	1,696,854	—	1,696,854	—
Alger Mid Cap Growth Portfolio	7,535,991	—	7,535,991	—
Alger Small Cap Growth Portfolio	(342,425)	—	(342,425)	—
Alger Growth & Income Portfolio	304,008	—	304,008	—
Alger Balanced Portfolio	359,958	—	359,958	—
Alger SMid Cap Focus Portfolio	165,818	—	165,818	—
Total	$12,613,506	—	$12,613,506	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts.
Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a
Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended September 30, 2017, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Portfolios’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no derivative transactions for the three months ended September 30, 2017.

NOTE 5 — Affiliated Securities:
The company listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended
September 30, 2017. Purchase and sale transactions and dividend income earned during the period were as follows:

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	September	Dividend	Gain	September
Security	2016	Conversion	Conversion	30, 2017	Income	(Loss)	30, 2017

Alger Capital Appreciation Portfolio
Common Stocks
Choicestream, Inc. *	23,166	–	–	23,166	–	–	0
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	645,071	–	–	645,071	–	–	0
Corporate Bonds
Choicestream, Inc.
11.00%, 08/05/18*	87,152	–	–	87,152	–	–	0
Warrants
Choicestream, Inc.
06/22/26*	87,152	–	–	87,152	–	–	0
	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	September	Dividend	Gain	September
Security	2016	Conversion	Conversion	30, 2017	Income	(Loss)	30, 2017

Alger Large Cap Growth Portfolio
Common Stocks
Choicestream, Inc. *	15,490	–	–	15,490	–	–	0
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	418,439	–	–	418,439	–	–	0
Corporate Bonds
Choicestream, Inc.
11.00%, 08/05/18*	39,603	–	–	39,603	–	–	0
Warrants
Choicestream, Inc.
06/22/26*	39,603	–	–	39,603	–	–	0

	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	September	Dividend	Gain	September
Security	2016	Conversion	Conversion	30, 2017	Income	(Loss)	30, 2017
Alger Mid Cap Growth Portfolio
Common Stocks
Choicestream, Inc. *	7,853	–	–	7,853	–	–	0
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	215,920	–	–	215,920	–	–	0

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Tolero
Pharmaceuticals, Inc. *	356,682	–	356,682	0	–	2,371,773	0
Prosetta Biosciences,
Inc. *	170,419	–	–	170,419	–	–	649,296
Corporate Bonds
Choicestream, Inc.
11.00%, 08/05/18*	19,629	–	–	19,629	–	–	0
Warrants
Choicestream, Inc.
06/22/26*	19,629	–	–	19,629	–	–	0
Rights
Tolero
Pharmaceuticals, Inc. *	–	425,098	–	425,098	–	–	924,206

	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	September	Dividend	Gain	September
Security	2016	Conversion	Conversion	30, 2017	Income	(Loss)	30, 2017
Alger SMid Cap Focus Portfolio
Preferred Stocks
Prosetta Biosciences,
Inc. *	10,615	–	–	10,615	–	–	40,443

	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	September	Dividend	Gain	September
Security	2016	Conversion	Conversion	30, 2017	Income	(Loss)	30, 2017
Alger Small Cap Growth Portfolio
Preferred Stocks
Tolero
Pharmaceuticals, Inc. *	244,116	–	244,116	0	–	1,600,267	0
Prosetta Biosciences,
Inc. *	75,383	–	–	75,383	–	–	287,209
Rights
Tolero
Pharmaceuticals, Inc. *	–	287,830	–	287,830	–	–	625,771

	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	September	Dividend	Gain	September
Security	2016	Conversion	Conversion	30, 2017	Income	(Loss)	30, 2017
Alger Growth & Income Portfolio
Common Stocks
Choicestream, Inc. *	1,723	–	–	1,723	–	–	0
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	45,659	–	–	45,659	–	–	0

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Corporate Bonds
Choicestream, Inc.
11.00%, 08/05/18*	5,597	–	–	5,597	–	–	0
Warrants
Choicestream, Inc.
06/22/26*	5,597	–	–	5,597	–	–	0
* Non-income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By /s/Hal Liebes

Hal Liebes

President

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: November 21, 2017

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: November 21, 2017